Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies

6.    Commitments and Contingencies

Operating Leases

The Company leases its corporate offices under noncancelable operating leases. Rent expense from the facility leases is recognized on a straight-line basis over the lease term and was $727,000 and $246,000 for the three months ended March 31, 2013 and 2012, respectively.

As of March 31, 2013, the Company’s minimum payments under the noncancelable operating leases were as follows (in thousands):

Year Ending December 31:	Operating Lease
2013 (remaining nine months)	$2,281
2014	2,460
2015	1,240

Total minimum lease payments	$5,981

Capital Leases

The Company entered into various capital lease agreements for certain hardware and equipment for use by the Company and its employees. The lease terms range from 24 to 36 months.

The following is a schedule of future minimum lease payments, including interest, due under the capital lease obligations as of March 31, 2013 (in thousands):

Year Ending December 31:	Capital Lease
2013 (remaining nine months)	$134
2014	16

Total minimum lease payments	150
Less: amount representing interest	4

Present value of minimum lease payments	146
Less: current portion	146

Capital lease liability, net of current portion	$—

Contingencies

In September 2012, Zillow, Inc. (“Zillow”) filed a lawsuit against the Company alleging patent infringement. Zillow is seeking a permanent injunction against the alleged infringement, compensatory damages, and attorneys’ fees. The Company believes it has meritorious defenses and intends to vigorously defend the claims against the Company. This litigation is still in its early stages and the final outcome, including any estimated liability, if any, with respect to these claims, is uncertain. The Company did not accrue any amounts related to this litigation because a reasonably possible range of loss, if any, that may result from this matter could not be estimated as of March 31, 2013 and December 31, 2012.

From time to time, we are subject to legal proceedings and claims in the ordinary course of business. We have received, and may in the future continue to receive, claims from third parties asserting, among other things, infringement of their intellectual property rights.

Although the results of litigation and claims cannot be predicted with certainty, the Company believes the final outcome of the matters discussed above will not have a material and adverse effect on the Company’s business, financial position, results of operations, or cash flows. The Company will, however, accrue for losses for any known contingent liabilities when future payment is probable and the amount is reasonably estimable.

Indemnifications

In the ordinary course of business, the Company enters into contractual arrangements under which it agrees to provide indemnification of varying scope and terms to business partners and other parties with respect to certain matters, including, but not limited to, losses arising out of the breach of such agreements and out of intellectual property infringement claims made by third parties. In these circumstances, payment may be conditional on the other party making a claim pursuant to the procedures specified in the particular contract. Further, the Company’s obligations under these agreements may be limited in terms of time and/or amount, and in some instances, the Company may have recourse against third parties for certain payments. In addition, the Company has indemnification agreements with certain of its directors and executive officers that require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The terms of such obligations may vary. No such obligations existed as of March 31, 2013 and December 31, 2012.

7.	Commitments and Contingencies

Operating Leases

The Company leases its corporate offices under noncancelable operating leases. Rent expense from the facility leases is recognized on a straight-line basis over the lease term and was $1.6 million, $1.1 million and $611,000 during the years ended December 31, 2012, 2011, and 2010, respectively.

As of December 31, 2012, the Company’s minimum payments under the noncancelable operating leases are as follows (in thousands):

Year Ending December 31:	Operating Lease
2013	$2,528
2014	1,949
2015	713

Total minimum lease payments	$5,190

Capital Leases

During the years ended December 31, 2012, 2011, and 2010, the Company entered into various capital lease agreements for certain hardware and equipment for use by the Company and its employees. The lease terms ranged from 24 to 36 months.

The following is a schedule of future minimum lease payments due under the capital lease obligation as of December 31, 2012 (in thousands):

Year Ending December 31:	Capital Lease
2013	$225
2014	16

Total minimum lease payments	241
Less: amount representing interest	8

Present value of minimum lease payments	233
Less: current portion	217

Capital lease liability, net of current portion	$16

Contingencies

The Company is subject to legal proceedings, claims and litigation arising in the ordinary course of business. In July 2011, a non-practicing entity brought suit against Trulia for patent infringement. In September 2011, the Company entered into a license agreement to purchase a license for these patents for $550,000 and, as a result, the claim against the Company was dropped. The agreement also provided for an additional contingent payment of $350,000 if the Company filed its initial Registration Statement with the SEC prior to January 11, 2015 and its shares become publicly listed on either the NASDAQ or NYSE exchanges following the completion of the Company’s IPO. The Company paid the additional contingent payment of $350,000 in October 2012.

In September 2012, Zillow, Inc. (“Zillow”) filed a lawsuit against the Company alleging patent infringement. Zillow is seeking a permanent injunction against the alleged infringement, compensatory damages, and attorneys’ fees. The Company believes it has meritorious defenses and intends to vigorously defend the claims against the Company. This litigation is still in its early stages and the final outcome, including any estimated liability, if any, with respect to these claims, is uncertain. The Company did not accrue any amounts related to this litigation because the Company is unable to estimate a reasonably possible range of loss, if any, that may result from this matter could not be estimated as of December 31, 2012.

In January, 2013, Mortgage Grader, Inc. (“Mortgage Grader”) filed a lawsuit against the Company in the United States District Court for the Central District of California, alleging that the Company infringes on two U.S. patents held by Mortgage Grader. The lawsuit alleges that the Company’s mortgage center infringes those patents. The Company believes it has meritorious defenses and intends to vigorously defend the claims against the Company. The Company did not accrue any amounts related to this litigation because a reasonably possible range of loss, if any, that may result from this matter could not be estimated as of December 31, 2012.

Although the results of litigation and claims cannot be predicted with certainty, the Company believes the final outcome of the matters discussed above will not have a material and adverse effect on the Company’s business, financial position, results of operations, or cash flows. The Company will, however, accrue for losses for any known contingent liabilities when future payment is probable and the amount is reasonably estimable.

Indemnifications

In the ordinary course of business, the Company enters into contractual arrangements under which it agrees to provide indemnification of varying scope and terms to business partners and other parties with respect to certain matters, including, but not limited to, losses arising out of the breach of such agreements and out of intellectual property infringement claims made by third parties. In these circumstances, payment may be conditional on the other party making a claim pursuant to the procedures specified in the particular contract. Further, the Company’s obligations under these agreements may be limited in terms of time and/or amount, and in some instances, the Company may have recourse against third parties for certain payments. In addition, the Company has indemnification agreements with certain of its directors and executive officers that require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The terms of such obligations may vary. No such obligations existed as of December 31, 2012 and 2011.